Equity-Based Compensation - Stock option valuation assumptions (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Stock options
Equity-Based Compensation
Expected volatility	51.00%
Risk-free interest rate	3.20%
Expected term (in years)	7 years 3 months 10 days
Dividend rate	0.00%
Time-based stock option
Equity-Based Compensation
Unrecognized equity-based compensation cost	$ 7.2
Weighted-average period to recognize unrecognized compensation expense	3 years 7 months 28 days
Time-based stock option | Minimum
Equity-Based Compensation
Vesting period	2 years
Time-based stock option | Maximum
Equity-Based Compensation
Vesting period	5 years
Performance-based stock option
Equity-Based Compensation
Unrecognized equity-based compensation cost	$ 5.3
Weighted-average period to recognize unrecognized compensation expense	9 years 9 months 29 days